Reverse Acquisition (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2014
Reverse Acquisition 1	100.00%
Reverse Acquisition 2	13,500,000
Reverse Acquisition 3	100,000
Reverse Acquisition 4	100,000
Reverse Acquisition 5	$ 0.75
Reverse Acquisition 6	214,506
Reverse Acquisition 7	$ 0.75
Reverse Acquisition 8	$ 20,000
Reverse Acquisition 9	50.00%
Reverse Acquisition 10	50.00%
Reverse Acquisition 15	375,000
Reverse Acquisition 16	8,133
Reverse Acquisition 17	$ 34,951